ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2025	2024
Accounts receivable	27,389,306	21,545,104
Allowance for doubtful accounts	(2,240,227)	(8,159,597)
Total accounts receivable, net	$25,149,079	$13,385,507